NOTE 4 - LOANS	12 Months Ended
Dec. 31, 2011
Finance, Loans and Leases Receivable, Policy [Policy Text Block]

NOTE 4 - LOANS

Major categories of loans included in the loan portfolio are as follows:

	December 31,
	2011	2010
Real estate:
Residential	$72,655,569	$77,983,729
Commercial	60,864,761	58,304,345
Agricultural	78,767,692	71,782,458
Construction	11,655,550	12,792,496
Total real estate	223,943,572	220,863,028

Commercial	35,178,049	42,427,251
Agricultural	27,661,420	24,725,859
Consumer installment	10,174,937	10,418,991
Unsecured loans	874,138	919,875
Total loans receivable	297,832,116	299,355,004
Allowance for credit losses	(6,578,087)	(6,864,497)
Loans, Net	$291,254,029	$292,490,507

The following tables show the investment in impaired loans and the corresponding allowance for those loans along with the recognized interest income associated with impaired loans:

Impaired Loans

As of December 31, 2011 and 2010

$(000)s		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
2011	Investment	Balance	Allowance	Investment	Recognized
With no related allowance:
Residential Real Estate	$805	$841	$0	$845	$19
Commercial Real Estate	1,433	1,698	0	1,732	37
Construction & Land Dev	2,658	2,658	0	2,883	82
Agricultural Real Estate	0	0	0	0	0
Commercial	890	935	0	993	22
Agricultural	0	0	0	0	0
Consumer	43	43	0	44	1

With a related allowance:
Residential Real Estate	$1,190	$1,392	$171	$1,392	$17
Commercial Real Estate	2,482	2,615	721	2,702	9
Construction & Land Dev	2,832	2,832	580	2,834	57
Agricultural Real Estate	0	0	0	0	0
Commercial	38	41	14	42	0
Agricultural	0	0	0	0	0
Consumer	142	144	129	147	0

Total:
Residential Real Estate	$1,995	$2,233	$171	$2,237	$36
Commercial Real Estate	3,915	4,313	721	4,434	46
Construction & Land Dev	5,490	5,490	580	5,717	139
Agricultural Real Estate	0	0	0	0	0
Commercial	928	976	14	1,035	22
Agricultural	0	0	0	0	0
Consumer	185	187	129	191	1
Total	$12,513	$13,199	$1,615	$13,614	$244

22

Denmark Bancshares, Inc. and Subsidiaries

Notes to the Consolidated Financial Statements

$(000)s		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
2010	Investment	Balance	Allowance	Investment	Recognized
With no related allowance:
Residential Real Estate	$749	$992	$0	$1,020	$37
Commercial Real Estate	1,292	1,513	0	1,517	57
Construction & Land Dev	2,241	2,241	0	2,250	20
Agricultural Real Estate	0	0	0	0	0
Commercial	244	344	0	357	6
Agricultural	0	0	0	0	0
Consumer	0	0	0	0	0

With a related allowance:
Residential Real Estate	$1,036	$1,104	$206	$1,115	$8
Commercial Real Estate	4,476	5,769	869	5,810	72
Construction & Land Dev	2,085	2,123	77	2,166	53
Agricultural Real Estate	0	0	0	0	0
Commercial	41	42	18	42	1
Agricultural	116	116	97	125	(3)
Consumer	150	150	136	152	2

Total:
Residential Real Estate	$1,785	$2,096	$206	$2,135	$45
Commercial Real Estate	5,768	7,282	869	7,327	129
Construction & Land Dev	4,326	4,364	77	4,416	73
Agricultural Real Estate	0	0	0	0	0
Commercial	285	386	18	399	7
Agricultural	116	116	97	125	(3)
Consumer	150	150	136	152	2
Total	$12,430	$14,394	$1,403	$14,554	$253

Recorded Investment in Financing Receivables

As of December 31, 2011 and 2010

	2011		2010
		Ending Balance		Ending Balance
		Individually		Individually
$(000)s	Ending	Evaluated	Ending	Evaluated
	Balance	for Impairment	Balance	for Impairment
Residential Real Estate	$72,656	$1,995	$77,984	$1,785
Commercial Real Estate	60,865	3,915	58,304	5,768
Construction & Land Dev	11,655	5,490	12,793	4,326
Agricultural Real Estate	78,768	0	71,782	0
Commercial	35,178	928	42,427	285
Agricultural	27,661	0	24,726	116
Consumer	11,049	185	11,339	150
Unallocated	0	0	0	0
Total	$297,832	$12,513	$299,355	$12,430

Allowance for Loan Losses

As of December 31, 2011 and 2010

$(000)s						Ending Balance
	Beginning				Ending	Individually
	Balance				Balance	Evaluated for
2011	1/1/2011	Chargeoffs	Recoveries	Provision	12/31/2011	Impairment
Residential Real Estate	$1,429	($120)	$128	($306)	$1,132	$171
Commercial Real Estate	2,849	(540)	30	519	2,858	721
Construction & Land Dev	880	(225)	25	483	1,163	580
Agricultural Real Estate	204	0	0	(6)	198	0
Commercial	278	(252)	51	125	202	14
Agricultural	347	0	30	(114)	263	0
Consumer	160	(20)	6	4	150	129
Unallocated	718	0	0	(106)	612	0
Total	$6,865	($1,157)	$270	$600	$6,578	$1,615

						Ending Balance
$(000)s	Beginning				Ending	Individually
	Balance				Balance	Evaluated for
2010	1/1/2010	Chargeoffs	Recoveries	Provision	12/31/2010	Impairment
Residential Real Estate	$1,748	($323)	$37	($33)	$1,429	$206
Commercial Real Estate	2,221	(367)	10	985	2,849	869
Construction & Land Dev	1,319	(38)	71	(472)	880	77
Agricultural Real Estate	67	(1)	19	119	204	0
Commercial	310	(59)	100	(73)	278	18
Agricultural	150	0	8	189	347	97
Consumer	59	(73)	15	159	160	136
Unallocated	352	0	0	366	718	0
Total	$6,226	($861)	$260	$1,240	$6,865	$1,403

Nonaccrual loans totaled $8.7 million and $8.6 million at December 31, 2011 and 2010, respectively. There were no loans past due ninety days or more and still accruing. A schedule of loans by the number of days past due (including nonaccrual loans) along with a schedule of credit quality indicators follows:

Age Analysis of Past Due Financing Receivables

	30-89 Days	90 Days	Total		Total Financing
$(000)s	Past Due	& Over	Past Due	Current	Receivables

December 30, 2011
Residential Real Estate	$1,319	$866	$2,185	$70,471	$72,656
Commercial Real Estate	1,103	1,074	2,177	58,688	60,865
Construction & Land Dev	0	1,452	1,452	10,203	11,655
Agricultural Real Estate	0	0	0	78,768	78,768
Commercial	185	200	385	34,793	35,178
Agricultural	0	0	0	27,661	27,661
Consumer	63	81	144	10,905	11,049

Total	$2,670	$3,673	$6,343	$291,489	$297,832

	30-89 Days	90 Days	Total		Total Financing
$(000)s	Past Due	& Over	Past Due	Current	Receivables

December 31, 2010
Residential Real Estate	$376	$396	$772	$77,212	$77,984
Commercial Real Estate	0	4,220	4,220	54,084	58,304
Construction & Land Dev	0	402	402	12,391	12,793
Agricultural Real Estate	0	0	0	71,782	71,782
Commercial	4	61	65	42,362	42,427
Agricultural	0	116	116	24,610	24,726
Consumer	74	30	104	11,235	11,339

Total	$454	$5,225	$5,679	$293,676	$299,355

Credit Quality Indicators

As of December 31, 2011 and 2010

$(000)s
		Special
2011	Non-Classified	Mention	Substandard	Doubtful	Total
Residential Real Estate	$58,960	$6,277	$6,501	$918	$72,656
Commercial Real Estate	49,547	3,668	4,787	2,863	60,865
Construction & Land Dev	4,691	898	4,154	1,912	11,655
Agricultural Real Estate	70,412	8,356	0	0	78,768
Commercial	32,600	1,250	1,164	164	35,178
Agricultural	23,779	3,882	0	0	27,661
Consumer	10,678	102	127	142	11,049
Total	$250,667	$24,433	$16,733	$5,999	$297,832

$(000)s		Special
2010	Non-Classified	Mention	Substandard	Doubtful	Total
Residential Real Estate	$62,133	$7,782	$6,903	$1,166	$77,984
Commercial Real Estate	42,362	7,249	3,163	5,530	58,304
Construction & Land Dev	4,311	3,289	4,791	402	12,793
Agricultural Real Estate	66,103	5,630	49	0	71,782
Commercial	38,383	2,953	870	221	42,427
Agricultural	22,283	2,320	7	116	24,726
Consumer	10,929	113	142	155	11,339
Total	$246,504	$29,336	$15,925	$7,590	$299,355

Modifications

As of December 31, 2011

		Pre-Modification	Post-Modification	Recorded	Impact to
$(000)s	Number of	Recorded	Recorded	Investment	Allowance for
	Contracts	Investment	Investment	as of 12/31/2011	Loan Losses
Residential Real Estate	4	$789	$789	$778	$133
Commercial Real Estate	7	2,886	2,812	2,569	324
Construction & Land Dev	2	156	156	151	48
Commercial	2	614	389	334	0
Total	15	$4,445	$4,146	$3,832	$505

Since December 31, 2010, three loans that were modified as troubled debt restructurings subsequently defaulted. One loan had an active outstanding principal balance of $34,791 and was secured by a first lien on residential real estate. This default resulted in a nominal charge-off against the allowance for loan losses of $2,391. The second loan secured by non-owner-occupied commercial real estate and had an active principal balance of $0.6 million. The default on this loan did not have any impact on DBI's allowance for loan losses. The third default was on a note secured by a junior lien on residential real estate. This loan had an active principal balance of $17,900. This default also did not have any impact on DBI's allowance for loan losses.